PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Average weighted duration of defined benefit liability (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Average weighted duration of defined benefit liability	8 years 3 months 18 days	7 years 9 months 18 days
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Average weighted duration of defined benefit liability	18 years 1 month 6 days	16 years 6 months